COMMITMENTS AND CONTINGENCIES (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16.	COMMITMENTS AND CONTINGENCIES

Operating Leases

On January 31, 2006 we entered into a lease agreement for office and laboratory space in Addison, Texas.  The lease commenced on April 1, 2006 and originally continued until April 1, 2013.  The lease required a minimum monthly lease obligation of $9,330, which was inclusive of monthly operating expenses, until April 1, 2011 and at such time increased to $9,776, which was inclusive of monthly operating expenses.  On February 22, 2013, we executed an Amendment to Lease Agreement (the “Lease Amendment”) that renewed and extended our lease until March 31, 2015.  The Lease Amendment required a minimum monthly lease obligation of $9,193, which was inclusive of monthly operating expenses, until March 31, 2014 and at such time, increased to $9,379, which was inclusive of monthly operating expenses.  On March 17, 2015, we executed a Second Amendment to Lease Agreement (the “Second Amendment”) that renewed and extended our lease until March 31, 2018.  The Second Amendment requires a minimum monthly lease obligation of $9,436, which is inclusive of monthly operating expenses.

On December 10, 2010 we entered into a lease agreement for certain office equipment that commenced on February 1, 2011 and continued until February 1, 2015 and required a minimum lease obligation of $744 per month.  On January 16, 2015 we entered into a new lease agreement for certain office equipment.  The new office equipment lease, that commenced on February 1, 2015 and continues until February 1, 2018, requires a minimum lease obligation of $551 per month.

The future minimum lease payments under the 2015 office lease and the 2015 equipment lease are as follows as of September 30, 2015:

Calendar Years	Future Lease Expense
2015 (Three months)	$ 29,960
2016	119,840
2017	119,840
2018	28,858
2019	---
Total	$ 298,498

Rent expense for our operating leases amounted to $30,539 and $32,369 for the three months ended September 30, 2015 and 2014, respectively, and $91,238 and $93,195 for the nine months ended September 30, 2015 and 2014, respectively.
Indemnification

In the normal course of business, we enter into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. Our exposure under these agreements is unknown because it involves claims that may be made against us in the future, but have not yet been made. To date, we have not paid any claims or been required to defend any action related to our indemnification obligations. However, we may record charges in the future as a result of these indemnification obligations.

In accordance with our restated articles of incorporation and our amended and restated bylaws, we have indemnification obligations to our officers and directors for certain events or occurrences, subject to certain limits, while they are serving at our request in their respective capacities. There have been no claims to date and we have a director and officer insurance policy that enables us to recover a portion of any amounts paid for future potential claims. We have also entered into contractual indemnification agreements with each of our officers and directors.

Related Party Transactions and Concentration

On January 17, 2013, the Board of Directors of the Company appointed Helmut Kerschbaumer and Klaus Kuehne to each serve as a director of the Company.

Mr. Kerschbaumer currently serves as a director of Altrazeal Trading GmbH, Altrazeal AG, and Melmed Holding AG (collectively, the “Altrazeal Distributors”) and Mr. Kuehne currently serves as a director of Altrazeal AG.  In such capacities, Mr. Kerschbaumer may be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the Altrazeal Distributors and Mr. Kuehne may be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of Altrazeal AG.

Each of Mr. Kerschbaumer and Mr. Kuehne are shareholders of ORADISC GmbH and may be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the ORADISC GmbH.

Currently, we are party to License and Supply Agreements with Altrazeal Trading GmbH, Altrazeal AG, and Melmed Holding AG for the marketing and distribution of Altrazeal in various international territories.  We are also party to a License and Supply Agreement with ORADISC GmbH for the marketing of all applications of our OraDisc™ erodible film technology for dental applications including benzocaine (OraDisc™ B), re-mineralization dental strips, fluoride dental strips, long-acting breath freshener, amlexanox (OraDisc™ A) in certain territories, anti-psychotics, neurologic products, and actives for the treatment of erectile dysfunction.

For the nine months ended September 30, 2015 and 2014, the Company recorded revenues, in approximate numbers, of $538,000 and $586,000, respectively, with the various Altrazeal Distributors, which represented 93% and 92% of our total revenues.  As of September 30, 2015 and December 31, 2014, Altrazeal Distributors had an outstanding net accounts receivable, in approximate numbers, of $1,253,000 and $798,000, respectively, which represented 99.8% and 99.5% of our total outstanding accounts receivables.

Mr. Kerschbaumer is an officer and shareholder of IPMD GmbH and Mr. Kuehne is a shareholder of IPMD GmbH and may each be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the IPMD GmbH.

We received temporary working capital advances from IPMD GmbH of $100,000 on July 15, 2015, $80,000 on July 21, 2015, and $40,000 on September 17, 2015.  As of September 30, 2015, the Company’s obligation for temporary working capital advances was $220,000 and was included in accounts payable.  We have subsequently repaid $220,000 to IPMD GmbH on October 27, 2015.

Purchase of Altrazeal Trading GmbH – May 2015

On May 12, 2015, we entered into a Binding Term Sheet (as amended to date, the “Term Sheet”) with IPMD GmbH, an Austrian limited liability company, and Firnron Ltd., a Cypriot limited liability company (collectively, the “Seller”) related to a proposed purchase of the share capital of Altrazeal Trading.  Altrazeal Trading is the distributor of Altrazeal® transforming powder dressing in European Union, Australia, New Zealand, Middle East (excluding Jordan and Syria), North Africa, Albania, Bosnia, Croatia, Kosovo, Macedonia, Montenegro, and Serbia.  On July 13, 2015, we entered into an amendment to the Term Sheet.

Pursuant to the terms and conditions in the Term Sheet, as amended, the purchase price is required to be composed of 3,150,000 Euro for the purchase of the share capital of Altrazeal Trading and 88,834 Euro for the purchase of product inventory.  The purchase of the share capital of Altrazeal Trading is required to be paid in installments, with 1,147,200 Euro due at closing (of which 646,500 Euro is required to be paid with an offset of accounts receivable) and five installment payments of 500,700 Euro due by no later than 180 days following closing.  Under the Term Sheet, the sale is structured as an “installment sale”, with 15% of equity in Altrazeal Trading being transferred upon the payment of each installment by us.  The installments are payable in either cash or in shares of our common stock at our option.  If installment payments are made in common stock, the Term Sheet provides the calculation of shares to be issued are to be 110% of the average closing price for the last 10 trading days prior to the installment payment date and include a warrant for 10% of the shares issued with a premium of $0.30 per share to the market price.

To the extent we issue shares of common stock to pay the purchase price, we have agreed to register the resale of such shares to the extent possible. As amended, the Term Sheet anticipates the negotiation and execution of a purchase agreement containing all terms of the Term Sheet and other standard terms for such a transaction no later than 180 days after the execution of the amendment to the Term Sheet.

We are in discussions regarding potentially restructuring the transaction contemplated by the Term Sheet, as revised, as a purchase of selected license and distribution rights held by Altrazeal Trading and the offset of certain accounts receivable and accounts payable amounts incurred during 2015.  We expect at least a portion of the transaction to close by the end of 2015.

Related Party Obligations

Since 2011, our named executive officers and certain key executives have temporarily deferred portions of their compensation as part of a plan to conserve the Company’s cash and financial resources.

As of September 30, 2015, the following table summarizes the compensation temporarily deferred and subsequent repayments:

Name	2015	2014	2013	2012	2011	Total
Kerry P. Gray (1) (2) (3)	$246,570	$(119,986)	$ (91,000)	$220,673	$140,313	$396,570
Terrance K. Wallberg	53,540	(25,000)	(35,769)	24,230	36,539	53,540
Other employees	54,871	---	---	---	---	54,871
Total	$354,981	$(144,986)	$(126,769)	$244,903	$176,852	$504,981

(1)
During 2015, Mr. Gray temporarily deferred compensation of $246,570 which consisted of $89,070 earned as salary compensation for his duties as President of the Company and $157,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.

(2)
During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

(3)
During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

As of September 30, 2015, the Company’s obligation for temporarily deferred compensation was $504,981 of which $259,981 was included in accrued liabilities and $245,000 was included in accounts payable, respectively.

As of December 31, 2014, the Company’s obligation for temporarily deferred compensation was $150,000 of which $62,500 was included in accrued liabilities and $87,500 was included in accounts payable, respectively.

Contingent Milestone Obligations

We are subject to paying Access Pharmaceuticals, Inc. (“Access”) for certain milestones based on our achievement of certain annual net sales, cumulative net sales, and/or our having reached certain defined technology milestones including licensing agreements and advancing products to clinical development.  As of September 30, 2015, the future milestone obligations that we are subject to paying Access, if the milestones related thereto are achieved, total $4,750,000.  Such milestones are based on total annual sales of 20 and 40 million dollars of certain products, annual sales of 20 million dollars of any one certain product, and cumulative sales of such products of 50 and 100 million dollars.

On March 7, 2008, we terminated the license agreement with ProStrakan Ltd. for Amlexanox-related products in the United Kingdom and Ireland.  As part of the termination, we agreed to pay ProStrakan Ltd. a royalty of 30% on any future payments received by us from a new licensee in the United Kingdom and Ireland territories, up to a maximum of $1,400,000.  On November 17, 2008, we entered into a licensing agreement for Amlexanox-related product rights to the United Kingdom and Ireland territories with MEDA AB.

NOTE 19.	COMMITMENTS AND CONTINGENCIES

Operating Leases

On January 31, 2006 we entered into a lease agreement for office and laboratory space in Addison, Texas.  The lease commenced on April 1, 2006 and originally continued until April 1, 2013.  The lease required a minimum monthly lease obligation of $9,330, which was inclusive of monthly operating expenses, until April 1, 2011 and at such time increased to $9,776, which was inclusive of monthly operating expenses.  On February 22, 2013, we executed an Amendment to Lease Agreement (the “Lease Amendment”) that renewed and extended our lease until March 31, 2015.  The Lease Amendment required a minimum monthly lease obligation of $9,193, which was inclusive of monthly operating expenses, until March 31, 2014 and at such time, increased to $9,379, which was inclusive of monthly operating expenses.  On March 17, 2015, we executed a Second Amendment to Lease Agreement (the “Second Amendment”) that renewed and extended our lease until March 31, 2018.  The Second Amendment requires a minimum monthly lease obligation of $9,436, which is inclusive of monthly operating expenses.

On December 10, 2010 we entered into a lease agreement for certain office equipment that commenced on February 1, 2011 and continued until February 1, 2015 and required a minimum lease obligation of $744 per month.  On January 16, 2015 we entered into a new lease agreement for certain office equipment.  The new lease, which commenced on February 1, 2015 and continues until February 1, 2018, requires a minimum lease obligation of $551 per month.

The future minimum lease payments under the 2013 office lease and the 2015 equipment lease are as follows as of December 31, 2014:

Calendar Years	Future Lease Expense
2015	$ 120,033
2016	119,840
2017	119,840
2018	28,858
2019	---
Total	$ 388,571

Rent expense for our operating leases amounted to $123,716 and $116,488 for the years ended December 31, 2014 and 2013, respectively.

Indemnification

In the normal course of business, we enter into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications.  Our exposure under these agreements is unknown because it involves claims that may be made against us in the future, but have not yet been made.  To date, we have not paid any claims or been required to defend any action related to our indemnification obligations.  However, we may record charges in the future as a result of these indemnification obligations.

In accordance with our restated articles of incorporation and our amended and restated bylaws, we have indemnification obligations to our officers and directors for certain events or occurrences, subject to certain limits, while they are serving at our request in their respective capacities.  There have been no claims to date and we have a director and officer insurance policy that enables us to recover a portion of any amounts paid for future potential claims.  We have also entered into contractual indemnification agreements with each of our officers and directors.

Related Party Transactions and Concentration

On January 17, 2013, the Board of Directors of the Company appointed Helmut Kerschbaumer and Klaus Kuehne to each serve as a director of the Company.

Mr. Kerschbaumer currently serves as a director of Altrazeal Trading GmbH, Altrazeal AG, and Melmed Holding AG (collectively, the “Altrazeal Distributors”) and Mr. Kuehne currently serves as a director of Altrazeal AG.  In such capacities, Mr. Kerschbaumer may be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the Altrazeal Distributors and Mr. Kuehne may be considered, either singularly of collectively, to have control of, and make investment and business decisions on behalf of Altrazeal AG.

Mr. Kerschbaumer and Mr. Kuehne currently serves as a director of ORADISC GmbH and in such capacity, Mr. Kerschbaumer and Mr. Kuehne may each be considered, either singularly or collectively, to have control of, and make investment and business decisions on behalf of the ORADISC GmbH.

Currently, we are party to License and Supply Agreements with Altrazeal Trading GmbH, Altrazeal AG, and Melmed Holding AG for the marketing and distribution of Altrazeal in various international territories.  We are also party to a License and Supply Agreement with ORADISC GmbH for the marketing of all applications of our OraDisc™ erodible film technology for dental applications including benzocaine (OraDisc™ B), re-mineralization dental strips, fluoride dental strips, long-acting breath freshener, amlexanox (OraDisc™ A) in certain territories, anti-psychotics, neurologic products, and actives for the treatment of erectile dysfunction.

For the years ended December 31, 2014 and 2013, the Company recorded revenues, in approximate numbers, of $802,000 and $281,000, respectively, with the various Altrazeal Distributors, which represented approximately 93% and 76% of our total revenues.

As of December 31, 2014 and 2013, Altrazeal Distributors had an outstanding net accounts receivable, in approximate numbers, of $798,000 and $174,000, respectively, which represented approximately 99% and 94% of our net outstanding accounts receivables.

Related Party Obligations

Since 2011, our named executive officers and certain key executives have temporarily deferred portions of their compensation as part of a plan to conserve the Company’s cash and financial resources.

As of December 31, 2014, the following table summarizes the compensation temporarily deferred and subsequent repayments:

Name	2014	2013	2012	2011	Total
Kerry P. Gray (1) (2)	$(119,986)	$ (91,000)	$ 220,673	$ 140,313	$ 150,000
Terrance K. Wallberg	(25,000)	(35,769)	$ 24,230	$ 36,539	---
Key executives	(28,239)	(20,000)	$ 27,253	$ 20,986	---
Total	$(173,225)	$(146,769)	$ 272,156	$ 197,838	$ 150,000

(1)
During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

(2)
During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company’s Board of Directors.  During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.

As of December 31, 2014, the Company’s obligation for temporarily deferred compensation was $150,000 of which $62,500 was included in accrued liabilities and $87,500 was included in accounts payable, respectively.  As of December 31, 2013, the Company’s obligation for temporarily deferred compensation was $323,225 of which $207,500 was included in accounts payable and $115,725 was included in accrued liabilities, respectively

Contingent Milestone Obligations

We are subject to paying Access Pharmaceuticals, Inc. (“Access”) for certain milestones based on our achievement of certain annual net sales, cumulative net sales, and/or our having reached certain defined technology milestones including licensing agreements and advancing products to clinical development.  As of December 31, 2014, the future milestone obligations that we are subject to paying Access, if the milestones related thereto are achieved, total $4,750,000.  Such milestones are based on total annual sales of 20 and 40 million dollars of certain products, annual sales of 20 million dollars of any one certain product, and cumulative sales of such products of 50 and 100 million dollars.

On March 7, 2008, we terminated the license agreement with ProStrakan Ltd. for Amlexanox-related products in the United Kingdom and Ireland.  As part of the termination, we agreed to pay ProStrakan Ltd. a royalty of 30% on any future payments received by us from a new licensee in the United Kingdom and Ireland territories, up to a maximum of $1,400,000.  On November 17, 2008, we entered into a licensing agreement for Amlexanox-related product rights to the United Kingdom and Ireland territories with MEDA AB.